Balance Sheet Details (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Balance Sheet Details

Current assets consisted of the following as of June 30, 2024 and December 31, 2023 (in thousands):

	As of	As of
	June 30, 2024	December 31, 2023

Prepaid directors and officers insurance	$642	$1,365
Prepaid Expenses	287	140
Other Receivables	188	-
Other Current Assets	51	-
Total prepaid expenses and other current assets	$1,168	$1,505

Current assets consisted of the following as of December 31, 2023 and December 31, 2022 (in thousands):

	As of	As of
	December 31, 2023	December 31, 2022

Prepaid directors and officers insurance	$1,365	$-
Other prepaid expenses	140	-
Total prepaid expenses and other current assets	$1,505	$-

Schedule of Accrued Expenses and Other Current Liabilities

Accrued Expenses and other current liabilities consisted of the following as of June 30, 2024 and December 31, 2023 (in thousands):

	As of	As of
	June 30, 2024	December 31, 2023
Accrued Professional Fees	$141	$361
Accrued Payroll	27	40
Accrued Interest	289	87
Accrued Expenses	208	113
Total accrued expenses and other current liabilities	$665	$601